Share-Based Compensation - Assumptions Used to Estimate the Fair Values (Details)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)		1 year 10 months 17 days
Expected volatility, minimum	123.00%	112.00%
Expected volatility, maximum	124.00%	130.00%
Expected volatility		106.92%
Expected dividend yield	0.00%	0.00%
Risk free interest rate, minimum	1.69%	0.51%
Risk free interest rate, maximum	2.87%	1.10%
Risk free interest rate		1.31%
Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 3 days	4 years 9 months 14 days
Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 10 days	7 years 2 months 1 day